UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2015	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Common Stock (99.5%)
Aerospace & Defense (2.8%)
Engility Holdings*	28,316	$1,130
Exelis	117,600	2,012
L-3 Communications Holdings, Cl 3	44,000	5,417
Northrop Grumman	117,900	18,504
Raytheon	112,000	11,206
Vectrus*	6,533	182

		38,451

Agricultural Operations (0.8%)
Archer-Daniels-Midland	231,300	10,786

Agricultural Products (1.4%)
Bunge	99,300	8,890
Ingredion	120,500	9,717

		18,607

Aircraft (0.4%)
Delta Air Lines	125,400	5,933

Apparel Retail (0.3%)
Abercrombie & Fitch, Cl A	147,300	3,759

Application Software (0.6%)
Amdocs	179,100	8,629

Asset Management & Custody Banks (1.5%)
Ameriprise Financial	78,700	9,833
State Street	146,700	10,490

		20,323

Automotive (3.5%)
Autoliv	88,400	9,376
Ford Motor	1,179,700	17,353
Lear	60,800	6,101
TRW Automotive Holdings*	145,400	15,001

		47,831

Banks (9.3%)
Bank of America	576,400	8,732
Fifth Third Bancorp	415,700	7,192
Huntington Bancshares	1,055,300	10,574
JPMorgan Chase	597,900	32,514
Keycorp	493,100	6,405
PNC Financial Services Group	163,500	13,822
Regions Financial	602,700	5,244
SunTrust Banks	212,900	8,180
Wells Fargo	683,500	35,487

		128,150

Biotechnology (1.8%)
Amgen	87,200	13,277
Myriad Genetics*	58,500	2,189
United Therapeutics*	64,700	9,131

		24,597

Cable & Satellite (1.8%)
DIRECTV*	185,400	15,811
Time Warner Cable, Cl A	64,200	8,739

		24,550

	Shares	Value (000)
Casinos & Gaming (0.3%)
International Game Technology	260,400	$4,406

Chemicals (1.5%)
Eastman Chemical	104,000	7,373
Huntsman	321,000	7,049
Olin	249,200	6,247

		20,669

Commercial Printing (1.0%)
Deluxe	110,200	7,155
RR Donnelley & Sons	410,800	6,766

		13,921

Commodity Chemicals (0.5%)
Cabot	144,300	6,120

Computer & Electronics Retail (0.2%)
GameStop, Cl A	86,500	3,049

Computers & Services (4.6%)
EMC	223,200	5,788
Hewlett-Packard	369,800	13,361
Microsoft	126,900	5,127
Oracle	210,600	8,822
Seagate Technology	247,700	13,980
Western Digital	164,900	16,033

		63,111

Construction & Engineering (0.3%)
Tutor Perini*	200,300	4,349

Electrical Services (5.3%)
American Electric Power	275,600	17,310
Entergy	135,300	11,840
Exelon	238,700	8,603
FirstEnergy	243,400	9,816
Public Service Enterprise Group	359,200	15,331
SCANA	152,000	9,693

		72,593

Fertilizers & Agricultural Chemicals (0.7%)
CF Industries Holdings	30,600	9,345

Financial Services (4.0%)
Capital One Financial	89,300	6,538
Citigroup	427,600	20,076
Discover Financial Services	156,400	8,505
Goldman Sachs Group	83,100	14,327
Morgan Stanley	155,100	5,244

		54,690

Food, Beverage & Tobacco (1.4%)
Lorillard	87,100	5,714
Tyson Foods, Cl A	353,500	13,801

		19,515

General Merchandise Stores (0.9%)
Big Lots	145,700	6,689
Target	78,000	5,742

		12,431

Health Care Equipment (2.2%)
Baxter International	222,300	15,630

Schedule of Investments January 31, 2015	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Health Care Equipment (continued)
Medtronic	89,500	$6,390
Zimmer Holdings	68,500	7,679

		29,699

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	81,200	16,165

Insurance (12.0%)
Aetna	196,500	18,043
Allstate	264,800	18,481
American Financial Group	209,500	12,159
Anthem	142,400	19,218
Assurant	138,400	8,790
Chubb	74,100	7,255
CIGNA	75,000	8,012
Genworth Financial, Cl A*	393,400	2,746
Hartford Financial Services Group	182,400	7,095
Lincoln National	290,600	14,524
MetLife	179,400	8,342
Prudential Financial	187,200	14,205
Radian Group	139,100	2,192
Stancorp Financial Group	122,100	7,575
Travelers	156,800	16,122

		164,759

IT Consulting & Other Services (0.2%)
Science Applications International	60,628	2,958

Machinery (2.4%)
AGCO	178,700	7,745
Caterpillar	106,100	8,485
Deere	194,030	16,529

		32,759

Multimedia (0.6%)
Viacom, Cl B	118,000	7,602

Office Electronics (0.8%)
Xerox	866,600	11,413

Office Equipment (0.4%)
Steelcase, Cl A	284,000	4,794

Oil & Gas Equipment & Services (0.5%)
Halliburton	186,600	7,462

Paper Packaging (0.7%)
Rock-Tenn, Cl A	147,000	9,540

Petroleum & Fuel Products (12.7%)
Apache	75,700	4,737
Chevron	338,400	34,696
ConocoPhillips	203,100	12,791
Ensco, Cl A	141,900	3,979
Exxon Mobil	403,500	35,274
Helmerich & Payne	85,200	5,075
Marathon Oil	289,900	7,711
Marathon Petroleum	171,600	15,888
Murphy Oil	116,500	5,232
Noble	196,400	3,186
Paragon Offshore	65,466	137
Phillips 66	219,400	15,428
Tesoro	156,100	12,758

	Shares	Value (000)
Petroleum & Fuel Products (continued)
Valero Energy	327,100	$17,297

		174,189

Petroleum Refining (0.8%)
Hess	161,300	10,886

Pharmaceuticals (4.2%)
Merck	158,100	9,531
Pfizer	1,525,000	47,656

		57,187

Printing & Publishing (1.2%)
Gannett	256,300	7,948
Lexmark International, Cl A	221,400	8,836

		16,784

Reinsurance (2.6%)
Endurance Specialty Holdings	72,700	4,443
Everest Re Group	96,000	16,452
PartnerRe	59,500	6,807
Validus Holdings	215,100	8,529

		36,231

Retail (1.9%)
Kohl’s	271,600	16,220
Kroger	145,200	10,026

		26,246

Semi-Conductors/Instruments (2.9%)
Flextronics International*	383,800	4,268
Intel	801,900	26,495
Sanmina*	114,223	2,419
Vishay Intertechnology	486,600	6,627

		39,809

Steel & Steel Works (0.2%)
Steel Dynamics	179,300	3,055

Technology Distributors (0.5%)
Insight Enterprises*	277,400	6,566

Telephones & Telecommunications (6.6%)
AT&T	788,900	25,971
Cisco Systems	1,000,300	26,373
Corning	566,700	13,471
Harris	129,500	8,693
Verizon Communications	353,900	16,177

		90,685

Total Common Stock
(Cost $999,611)		1,364,604

Total Investments — 99.5%
(Cost $999,611)†		$1,364,604

Percentages are based on Net Assets of 1,371,134 (000).

Schedule of Investments January 31, 2015	(Unaudited)

Cl	— Class

*	Non-income producing security.

†	At January 31, 2015, the tax basis cost of the Fund’s investment was $999,611(000), and the unrealized appreciation and depreciation were $423,250(000) and ($58,257(000)) respectively.

As of January 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015